CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 205,442		$ 186,428		$ 867,872		$ 698,144		$ 550,846
Costs of sales	171,144		147,997		715,107		552,721		443,644
Gross profit	34,298		38,431		152,765		145,423		107,202
Selling, general and administrative expense	34,122		35,061		129,985		128,506		115,648
Acquisition, restructuring and integration expense	6,644		2,483		13,169		8,835		22,355
Impairment charges									82,083
Loss on disposal of property, plant and equipment	896		105		935		243		7,750
Total operating expenses	41,662		37,649		144,089		137,584		227,836
Income (loss) from operations	(7,364)		782		8,676		7,839		(120,634)
Interest expense	6,029		8,048		35,497		32,549		25,229
Change in fair value of warrant liabilities	(5,529)				29,675
Other, net	821		(977)		(1,146)		(34)		547
Loss before income taxes	(8,685)		(6,289)		(55,350)		(24,676)		(146,410)
Income tax benefit	(4,359)		(1,584)		111		(3,368)		(17,545)
Net loss	(4,326)		(4,705)		(55,461)		(21,308)		(128,865)
Net income attributable to non-controlling interest	15		171		(276)		639		306
Net loss attributable to shareholders	(4,341)		(4,876)		(55,185)		(21,947)		(129,171)
Accretion of Series A Convertible Preferred Shares	(429)				(1,316)
Loss on extinguishment of Redeemable Common Equivalent Preferred Units, net					(2,870)
Common equivalent preferred dividends					(4,380)
Accumulating preferred dividends			(6,737)		(13,882)		(24,208)		(18,513)
Net loss attributable to common shareholders	$ (4,770)		$ (11,613)		$ (77,633)		$ (46,155)		$ (147,684)
Loss per common share:
Basic (in dollars per share)	$ (0.06)	[1]	$ (0.34)	[1]	$ (1.60)	[2]	$ (1.34)	[2]	$ (4.32)	[2]
Diluted (in dollars per share)	$ (0.13)	[1]	$ (0.34)	[1]	$ (1.60)	[2]	$ (1.34)	[2]	$ (4.32)	[2]
Weighted-average number of shares outstanding
Basic (in shares)	75,358	[1]	34,641	[1]	48,444	[2]	34,472	[2]	34,202	[2]
Diluted (in shares)	76,693	[1]	34,641	[1]	48,444	[2]	34,472	[2]	34,202	[2]

[1]	Retroactively adjusted the three months ended March 31, 2022 for de-SPAC merger transaction as described in Note 4
[2]	Retroactively adjusted for de-SPAC merger transaction as described in Note 4.